Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)    Basis of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting, with the exception of benefit payments which are recorded when paid.
(b)    Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
(c)    Investment Valuation and Income Recognition
Investments in mutual funds are recorded at fair value based on the funds’ reported closing net asset values as of the last business day of the year. The mutual funds held by the Plan are deemed to be actively traded. The investment in the stable value fund and the common/collective trust funds are valued at the closing net asset values determined by the trustees of such funds based upon the fair value of the underlying securities held by a fund less its liabilities. The stable value fund and the common/collective trust funds provide for daily redemptions by the Plan at reported net asset value per share, with no advance notice requirement. The First Horizon Corporation Common Stock Fund is accounted for on a unit accounting basis for which the investment is stated at the closing net asset value determined by the Plan’s trustee as of the last business day of the year.
Investments held in the self-directed brokerage account constitute a broad array of stocks, mutual funds, and money market funds. Fair value of these investments are determined using observable, market-based inputs such as data from Interactive Data. There were no changes in the valuation methodologies used at December 31, 2025 and 2024.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or future fair value. Furthermore, although plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investment transactions are recorded on a trade-date basis. Interest income is recorded on the accrual basis and is recognized when earned. Dividend income is accrued on the ex-dividend date. Realized gains and losses from investment transactions are reported on the average cost method. Investment income (loss) includes unrealized and realized appreciation and depreciation of investments.
(d)    Contributions
Participant and employer contributions are recognized when earned. Rollovers are recognized when received.
(e)    Benefit Payments
Benefits paid to participants or beneficiaries are recognized when paid.
(f)    Administrative Expenses
Administrative expenses are recognized when incurred. Certain Plan expenses are paid by the Plan Sponsor and not included in the financial statements. Certain investment expenses are included in net depreciation in investments.
(g)    Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.